Concentrations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Concentrations [Abstract]
Schedule of Customer Accounted for Company's Revenues

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenue for the three months ended March 31, 2025 and 2024.

	Three Months Ended March 31,
Customer	2025	2024
A	28%	28%
B	17%	18%
C	11%	12%

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the years ended December 31, 2024 and 2023.

	Years Ended December 31,
Customer	2024	2023
A	29%	30%
B	17%	18%
C	11%	12%